Note 5 - Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 38-3360868 001 [Member]
Notes to Financial Statements
EBP, Plan Termination [Text Block]	5. Plan Termination Although it has not expressed any intent to do so, the Bank has the right under the Plan to terminate the Plan, subject to the provisions of ERISA.